Hedging derivatives - Reconciliation of valuation adjustments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Hedging derivatives
Balance at January 1	$ (569)
Valuation adjustments, cash flow hedge	1,394	$ (376)	$ 29
Amounts reclassified to the consolidated income statement, Cash flow hedge	11	(43)	(9)
Income tax, Cash flow hedge	(422)	126	(6)
Balance at December 31	414	(569)
Cash flow hedges
Hedging derivatives
Balance at January 1	(569)	(276)	(290)
Valuation adjustments, cash flow hedge	1,394	(376)	29
Amounts reclassified to the consolidated income statement, Cash flow hedge	11	(43)	(9)
Income from cash flow hedging derivatives swaps and discontinued cash flow hedge accounting	11	(43)	(11)
Cash flow hedges ineffectiveness			2
Income tax, Cash flow hedge	(422)	126	(6)
Balance at December 31	414	$ (569)	$ (276)
Cash flows to be received	970
Cash flows to be paid	(378)
Cash flow hedges | Less than 3 Months
Hedging derivatives
Cash flows to be received	247
Cash flows to be paid	(147)
Cash flow hedges | 3 to 12 months
Hedging derivatives
Cash flows to be received	409
Cash flows to be paid	(91)
Cash flow hedges | Between one and five years
Hedging derivatives
Cash flows to be received	313
Cash flows to be paid	(140)
Cash flow hedges | More than five years
Hedging derivatives
Cash flows to be received	$ 1